Condensed Consolidated Statement of Operations (Unaudited) - USD ($)	2 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended	9 Months Ended
	Dec. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2019
Income Statement [Abstract]
Net Sales		$ 2,831				$ 3,576
Operating Expenses
General and administrative expenses	$ 6,564	121,679	23,969	47,523	$ 35,096	272,281
Contract services		56,970	26,778	26,778		151,437
Subcontract development services	16,990				39,362
Travel expenses	1,938	4,285	2,746	4,684	3,155	27,561
Office rent	5,973	17,512	11,200	17,173	26,609	52,541
Professional fees		121,268	48,567	48,567	316,516	410,728
Payroll and related expenses		643,604			69,364	1,259,873
Total operating expenses	31,465	965,318	113,260	144,725	490,102	2,174,421
Interest Income		14,226				23,488
Net Loss	$ (31,465)	$ (948,261)	$ (113,260)	$ (144,725)	$ (490,102)	$ (2,147,357)
Earnings per Share
Basic earnings per share	$ (.01)	$ (0.07)	$ (0.03)	$ (0.02)	$ (0.06)	$ (0.16)
Weighted average shares outstanding	5,833,333	13,090,585	5,833,333	5,833,333	8,094,756	13,075,628